Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 13 – INCOME TAX

U.S. resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 21%. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation.

Income of the Israeli company is taxable from 2018 onwards, at corporate tax rate of 23%.

The Company and subsidiaries have not received final tax assessments since their inceptions although the tax reports of Duke Israel for the years ended by December 31, 2019 are deemed to be final.

As of December 31, 2025, the Company and subsidiaries have operating loss carry forwards of approximately $6,629, of which $674 can be offset against taxable income generated until 2037, $66 can be offset against taxable income generated until 2030 and $1,962 can be offset against future taxable income, if any, indefinitely limited to 80% of the annual taxable income and $3,926 can be offset against future taxable income, if any, indefinitely.

A.	Loss before provision for income taxes was as follows:

	Year ended December 31
	2025	2024
	US Dollars

United States	(395)	(102)
Foreign	(846)	(883)
Income before income taxes	(1,241)	(985)

B.	A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year ended December 31
	2025
	US Dollars	%

Tax at U.S. Statutory Rate	261	21.0%
State and Local Income Taxes	-	-
Foreign Tax Effects:
Israel:
Changes in statutory tax rates	16	1.3%
Other foreign jurisdictions	1	0.1%
Effect of Cross-Border Tax Laws	-	-
Foreign tax credit for withholding taxes	-	-
Other	-	-
Tax Credits	-	-
Changes in Valuation Allowances	(371)	(29.9)%
Changes in Unrecognized Tax Benefits	(1)	(0.1)%
Remeasurement of deferred taxes for foreign currency effects	94	7.6%
Effective Tax Rate	-	-
C.	A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes for years prior to the adoption of ASU 2023-09 is as follows:

Year ended December 31
2024
US Dollars

Loss before income taxes	(985)
U.S federal statutory income tax rate	21%
Income tax computed at the statutory income tax rate	207
Impact of differences in statutory income tax rates	17
Remeasurement of deferred taxes for foreign currency effects	9
Deferred taxes assets recognition for prior years	244
Change in valuation allowance	(477)
-

D.	Deferred taxes result primarily from noncapital loss carryforwards. Significant components of the Company’s deferred tax assets are as follows:

	Year ended December 31
	2025	2024
Composition of deferred tax assets:	US Dollars

Operating loss carry-forwards	1,471	1,188
Operating lease liabilities	31	39
Share-based compensation	268	222
Other temporary differences	115	78
Total deferred tax assets	1,885	1,527

Composition of deferred tax liabilities:
Right-of-use asset	(26)	(39)
Total deferred tax liabilities	(26)	(39)

Net deferred tax assets	1,859	1,488
Valuation allowance	(1,859)	(1,488)
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